SEGMENT INFORMATION - Summary of Financial Information Relating to Revenue Generating Segments (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 People's Republic of China [Member] USD ($)	Dec. 31, 2012 People's Republic of China [Member] CNY	Dec. 31, 2011 People's Republic of China [Member] CNY	Dec. 31, 2010 People's Republic of China [Member] CNY	Dec. 31, 2012 Software Service, Support and Maintenance Arrangement [Member] People's Republic of China [Member] CNY	Dec. 31, 2011 Software Service, Support and Maintenance Arrangement [Member] People's Republic of China [Member] CNY	Dec. 31, 2010 Software Service, Support and Maintenance Arrangement [Member] People's Republic of China [Member] CNY	Dec. 31, 2012 Software Development [Member] People's Republic of China [Member] CNY	Dec. 31, 2011 Software Development [Member] People's Republic of China [Member] CNY	Dec. 31, 2010 Software Development [Member] People's Republic of China [Member] CNY	Dec. 31, 2012 B2C e-commerce [Member] People's Republic of China [Member] CNY	Dec. 31, 2011 B2C e-commerce [Member] People's Republic of China [Member] CNY	Dec. 31, 2010 B2C e-commerce [Member] People's Republic of China [Member] CNY
Segment Reporting Information [Line Items]
Net revenues	$ 14,509	90,387	75,216	78,907	$ 15,196	94,667	70,879	75,442	64,074	56,677	45,448	7,481	5,963	24,546	23,112	8,239	5,448
Gross profit (loss)	$ 11,182	69,659	64,483	61,853	$ 11,866	73,926	60,167	57,659	64,074	56,677	45,448	5,103	3,703	13,673	4,749	(213)	(1,462)